Interim Condensed Consolidated Statements of Shareholders’ Equity (Deficit) - USD ($) $ in Thousands		Number of ordinary shares	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2022			$ 220,273	$ (214,444)	$ 5,829
Balance (in Shares) at Dec. 31, 2022	[1]	669,605
Balance at Mar. 31, 2023			231,919	(220,512)	11,407
Balance (in Shares) at Mar. 31, 2023	[1]	1,297,682
Balance at Dec. 31, 2022			220,273	(214,444)	5,829
Balance (in Shares) at Dec. 31, 2022	[1]	669,605
Share-based compensation			1,970		1,970
Issuance of Ordinary shares, net	[2]		8,627		8,627
Issuance of Ordinary shares, net (in Shares)	[1],[2]	626,934
Issuance of pre-funded warrants, net	[3]		3,987		3,987
Issuance of pre-funded warrants, net (in Shares)
Modification of warrants			31		31
Reclassification of pre-funded warrants to Liabilities			(2,106)		(2,106)
Reclassification of pre-funded warrants into equity			1,905		1,905
Cashless exercise of pre-funded warrants (in Shares)	[1]	345,151
Exercise of options			9		9
Exercise of options (in Shares)	[1]	1,143
Net loss				(11,905)	(11,905)
Balance at Jun. 30, 2023			234,696	(226,349)	8,347
Balance (in Shares) at Jun. 30, 2023	[1]	1,642,833
Balance at Dec. 31, 2022			220,273	(214,444)	5,829
Balance (in Shares) at Dec. 31, 2022	[1]	669,605
Share-based compensation			3,391		3,391
Issuance of Ordinary shares, net	[4]		8,723		8,723
Issuance of Ordinary shares, net (in Shares)	[4]	637,660
Issuance of pre-funded warrants, net	[5]		3,987		3,987
Issuance of pre-funded warrants, net (in Shares)
Modification of warrants			31		31
Reclassification of pre-funded warrants to Liabilities			(2,106)		(2,106)
Reclassification of pre-funded warrants into equity			1,905		1,905
Cashless exercise of pre-funded warrants (in Shares)		345,151
Exercise of options			9		9
Exercise of options (in Shares)		1,143
Net loss				(23,865)	(23,865)
Balance at Dec. 31, 2023			236,213	(238,309)	$ (2,096)
Balance (in Shares) at Dec. 31, 2023		1,653,559			1,653,559
Balance at Mar. 31, 2023			231,919	(220,512)	$ 11,407
Balance (in Shares) at Mar. 31, 2023	[1]	1,297,682
Share-based compensation			841		841
Modification of warrants			31		31
Reclassification of pre-funded warrants into equity			1,905		1,905
Cashless exercise of pre-funded warrants (in Shares)	[1]	345,151
Net loss				(5,837)	(5,837)
Balance at Jun. 30, 2023			234,696	(226,349)	8,347
Balance (in Shares) at Jun. 30, 2023	[1]	1,642,833
Balance at Dec. 31, 2023			236,213	(238,309)	$ (2,096)
Balance (in Shares) at Dec. 31, 2023		1,653,559			1,653,559
Share-based compensation			1,440		$ 1,440
Issuance of Ordinary shares, warrants and pre-funded warrants, net	[6]		14,999		14,999
Issuance of Ordinary shares, warrants and pre-funded warrants, net (in Shares)	[6]	3,143,693
Net loss				(12,742)	(12,742)
Balance at Jun. 30, 2024			252,652	(251,051)	$ 1,601
Balance (in Shares) at Jun. 30, 2024		4,797,252			4,797,252
Balance at Mar. 31, 2024			251,902	(244,757)	$ 7,145
Balance (in Shares) at Mar. 31, 2024		4,797,252
Share-based compensation			750		750
Net loss				(6,294)	(6,294)
Balance at Jun. 30, 2024			$ 252,652	$ (251,051)	$ 1,601
Balance (in Shares) at Jun. 30, 2024		4,797,252			4,797,252

[1]	Prior period results have been retroactively adjusted to reflect the 1-for-30 reverse share split effected on September 18, 2023 (see Note 1b).
[2]	Net of issuance cost of $734.
[3]	Net of issuance cost of $362.
[4]	Net of issuance costs of $757.
[5]	Net of issuance costs of $362.
[6]	Net of issuance cost of $1,217.